STOCKHOLDERS' EQUITY (Details 2) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning
Outstanding at ending	6,219,200
QPAGOS Corporation - Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning
Granted	6,219,200
Forfeited/Cancelled
Exercised
Outstanding at ending	6,219,200
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Exercise price per share [Roll Forward]
Outstanding at beginning
Granted	0.625
Forfeited/Cancelled
Exercised
Outstanding at ending	0.625
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at beginning
Granted	0.625
Forfeited/Cancelled
Exercised
Outstanding at ending	$ 0.625